Share-based Compensation - Narrative (Details) $ in Thousands					3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 06, 2023 shares	Oct. 01, 2022 shares	Jun. 10, 2022 USD ($)	Apr. 01, 2022 shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2020 USD ($) shares	Sep. 30, 2020 shares	Jun. 30, 2020 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 25, 2019 USD ($)	Sep. 30, 2018 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs					$ 13,180						$ 13,180		$ 6,382
Compensation expense					8,503	$ 2,737	$ 2,828				35,504	$ 6,244	10,085	$ 23,153	$ 107,808
REUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs					10,566						10,566		3,389
Compensation expense					7,318	1,253	1,539				16,041	2,686	4,358	8,537	44,402
Preferred equity
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Account balance														5,700		$ 4,000
Compensation expense					286	$ 286	$ 0	$ 11,400			572	$ 858	$ 1,430	7,226	$ 11,443
Director | Preferred equity
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Account balance														$ 3,800
Purchase price			$ 3,800
Employees | Ben Liquidity
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense					$ 300						$ 2,600
BMP Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance | shares													119,000,000
Continued participation reduction percentage													20.00%
Income participation percentage													49.50%
Vesting period											4 years		4 years
Minimum required retained ownership of unit equivalents, percentage													25
Vested units forfeited (in shares) | shares										1,963,969
Other income										$ 36,300
Ben Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested units forfeited (in shares) | shares										507,500
Shares reserved for issuance, as a percentage of fully diluted common units outstanding													15.00%
Percentage of common units													15.00%
Ben Equity Incentive Plan | REUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance | shares																	12,811,258
Shares reserved for issuance, as a percentage of fully diluted common units outstanding					15.00%						15.00%
Unrecognized compensation costs													$ 6,400
Awards settleable ratio					1.25						1.25
Ben Equity Incentive Plan | Director
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs													$ 6,400
Ben Equity Incentive Plan | Director | REUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted (in shares) | shares								515,000	515,000
Unrecognized compensation costs					$ 1,000						$ 1,000
Compensation expense					300						5,500
Increase in units granted (in shares) | shares	128,750
Increase in units granted rate	(1.25)
Ben Equity Incentive Plan | Employees and Director | REUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted (in shares) | shares				513,533
Units forfeited (in shares) | shares				39,691
Increase in units granted rate				1.25
Ben Equity Incentive Plan | Employees and Director | Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs					3,000						3,000
Units forfeited (in shares) | shares				65,238
Compensation expense					$ 3,100						$ 6,000
Increase in units granted (in shares) | shares				128,383
Ben Equity Incentive Plan | Employees | REUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted (in shares) | shares		40,180
Increase in units granted rate				1.25
Ben Equity Incentive Plan | Employees | Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units forfeited (in shares) | shares		6,550
Increase in units granted (in shares) | shares		10,045
2023 Incentive Plan | REUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance, as a percentage of fully diluted common units outstanding					15.00%						15.00%
Percentage of common units											15.00%